Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based compensation
Number Of Stock Options, Outstanding, Beginning	358,660	421,000	1,169,500
Number Of Stock Options, Granted	134,060	62,660	46,000
Number Of Stock Options, Expired	0	(125,000)	(794,500)
Number Of Stock Options, Cancelled	31,400
Number Of Stock Options, Outstanding, Ending	461,320	358,660	421,000
Number Of Stock Options, Exercisable	461,320	358,660	421,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.56	$ 0.83	$ 1.48
Weighted Average Exercise Price, Granted	0.40	0.56	0.54
Weighted Average Exercise Price, Expired	0	(1.48)	(1.77)
Weighted Average Exercise Price, Cancelled	0.51
Weighted Average Exercise Price, Outstanding, Ending	0.51	0.56	0.83
Weighted Average Exercise Price, Exercisable	$ 0.51	$ 0.56	$ 0.83